Document and Entity Information	Dec. 05, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 05, 2022
Entity Registrant Name	EPSILON ENERGY LTD.
Entity File Number	001-38770
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	98-1476367
Entity Address, Address Line One	16945 Northchase Drive
Entity Address, Adress Line Two	Suite 1610
Entity Address, City or Town	Houston
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77060
City Area Code	281
Local Phone Number	670-0002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	EPSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001726126
Amendment Flag	false